UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square, 41st Floor

         Boston, MA  02109

13F File Number:  28-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

     Alex Sacerdote     Boston, MA     February 11, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $352,326 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIXTRON AKTIENGESELLSCHAFT     SPONSORED ADR    009606104     1999    59356 SH       SOLE                    59356
AMAZON COM INC                 COM              023135106     6005    44643 SH       SOLE                    44643
APPLE INC                      COM              037833100    29555   140249 SH       SOLE                   140249
AVAGO TECHNOLOGIES LTD         SHS              Y0486S104     4822   263644 SH       SOLE                   263644
BAIDU INC                      SPON ADR REP A   056752108      411     1000 SH       SOLE                     1000
BALLY TECHNOLOGIES INC         COM              05874B107     2089    50596 SH       SOLE                    50596
BLACKBOARD INC                 COM              091935502     6932   152725 SH       SOLE                   152725
CBS CORP NEW                   CL B             124857202     3953   281328 SH       SOLE                   281328
CERAGON NETWORKS LTD           ORD              M22013102      417    35532 SH       SOLE                    35532
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    13978   412574 SH       SOLE                   412574
CROCS INC                      COM              227046109     1462   254284 SH       SOLE                   254284
DILLARDS INC                   CL A             254067101     1570    85109 SH       SOLE                    85109
DRAGONWAVE INC                 COM              26144M103      238    20800 SH       SOLE                    20800
EBAY INC                       COM              278642103    14669   623405 SH       SOLE                   623405
ELECTRONICS FOR IMAGING INC    COM              286082102     9051   697825 SH       SOLE                   697825
GANNETT INC                    COM              364730101     7558   508937 SH       SOLE                   508937
GAYLORD ENTMT CO NEW           COM              367905106      789    39950 SH       SOLE                    39950
GOOGLE INC                     CL A             38259P508    24572    39633 SH       SOLE                    39633
GSI COMMERCE INC               COM              36238G102    15339   604119 SH       SOLE                   604119
HEWLETT PACKARD CO             COM              428236103    20179   391741 SH       SOLE                   391741
LIN TV CORP                    CL A             532774106      167    37412 SH       SOLE                    37412
LORAL SPACE & COMMUNICATNS I   COM              543881106     2586    81800 SH       SOLE                    81800
MACYS INC                      COM              55616P104     2375   141700 SH       SOLE                   141700
MARVELL TECHNOLOGY GROUP LTD   ORD              g5876h105    14733   710031 SH       SOLE                   710031
MATTEL INC                     COM              577081102    13677   684524 SH       SOLE                   684524
MATTEL INC                     COM              577081102    26957  1349200 SH CALL  SOLE                  1349200
MELLANOX TECHNOLOGIES LTD      SHS              M51363113    12778   676448 SH       SOLE                   676448
MICRON TECHNOLOGY INC          COM              595112103     5289   500813 SH       SOLE                   500813
MIPS TECHNOLOGIES INC          COM              604567107     2239   512371 SH       SOLE                   512371
NETEZZA CORP                   COM              64111N101     6013   619883 SH       SOLE                   619883
NEW YORK TIMES CO              CL A             650111107     2991   242022 SH       SOLE                   242022
OFFICEMAX INC DEL              COM              67622P101     5049   397901 SH       SOLE                   397901
ORACLE CORP                    COM              68389X105    14969   610238 SH       SOLE                   610238
PIER 1 IMPORTS INC             COM              720279108      509   100000 SH       SOLE                   100000
RADIOSHACK CORP                COM              750438103    19929  1021996 SH       SOLE                  1021996
RUBICON TECHNOLOGY INC         COM              78112T107     3440   169369 SH       SOLE                   169369
SALARY COM INC                 COM              794006106       60    25500 SH       SOLE                    25500
SAPIENT CORP                   COM              803062108      791    95613 SH       SOLE                    95613
SINA CORP                      ORD              g81477104    11817   261555 SH       SOLE                   261555
SPRINT NEXTEL CORP             COM SER 1        852061100     3353   916154 SH       SOLE                   916154
TECHTARGET INC                 COM              87874R100      758   134600 SH       SOLE                   134600
TRIQUINT SEMICONDUCTOR INC     COM              89674K103      284    47400 SH       SOLE                    47400
UNIVERSAL DISPLAY CORP         COM              91347P105      693    56100 SH       SOLE                    56100
VEECO INSTRS INC DEL           COM              922417100    15045   455350 SH       SOLE                   455350
VIASAT INC                     COM              92552V100    10443   328615 SH       SOLE                   328615
VITACOST COM INC               COM              92847A200      547    52455 SH       SOLE                    52455
VOLTAIRE LTD                   ORD SHS          M97613109      615   116300 SH       SOLE                   116300
ZIPREALTY INC                  COM              98974V107     1518   403832 SH       SOLE                   403832
ZORAN CORP                     COM              98975F101     7113   643699 SH       SOLE                   643699